Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 2,849	$ 6,686	$ 4,556	$ 780
Restricted cash	57	62	60	49
Accounts receivables	356	250	122	128
Inventory	1,126	1,210
Other accounts receivables	307	393	652	280
Total current assets	4,695	8,601	5,390	1,237
Long-term deposits	46	34	32
Right-of-use-assets	508	674	777	892
Property and equipment, net	2,772	3,142	5,557	6,111
Intangible assets, net	15	26	39	52
Total non-current assets	3,341	3,876	6,405	7,055
Total assets	8,036	12,477	11,795	8,292
Current maturities of long-term bank loans				999
Accounts payables	85	312	447	220
Lease liability	309	328	310	271
Government grants liability	78	134	196	143
Convertible loans			13,282
Loan from related party	1,043
Other Payables	1,281	1,517	1,722	1,409
Total current liabilities	2,796	2,291	15,957	3,042
Government grants liability	1,528	1,348	1,352	1,032
Long-term lease liabilities	223	452	545	697
Convertible loans				8,567
SAFE liability			4,497
Total non-current liabilities	1,751	1,800	6,394	10,296
Total liabilities	4,547	4,091	22,351	13,338
Ordinary share capital	52	51	153	153
Share premium and reserves	150,331	149,094	119,949	116,323
Foreign currency translation reserve	(2)	(2)	(3)	466
Accumulated deficit	(146,892)	(140,757)	(130,655)	(121,988)
Total equity (deficiency)	3,489	8,386	(10,556)	(5,046)
Total liabilities and equity	$ 8,036	$ 12,477	$ 11,795	$ 8,292